Pensions and other post retirement benefits - Change in fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	£ (263)	£ (1,933)	£ (2,585)
Changes in net defined benefit liability (asset) [abstract]
Interest income	22	65	105
Employer contributions	419	475	1,073
Exchange adjustments	(101)	175	(345)
Assets transferred on disposal of UK Gas Distribution	0	0	34
Net defined benefit liability (asset), ending balance	(218)	(263)	(1,933)
Actual return on plan assets	1,239	1,278	4,286
Expected contributions to plans in the following year	307	363	491
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	23,858	24,375	26,434
Changes in net defined benefit liability (asset) [abstract]
Interest income	749	710	952
Return on plan assets in excess of interest	490	568	3,334
Administration costs	(14)	(16)	(21)
Employer contributions	419	475	1,073
Employee contributions	1	1	1
Benefits paid	(1,377)	(1,285)	(1,443)
Exchange adjustments	667	(970)	1,049
Assets transferred on disposal of UK Gas Distribution	0	0	(7,004)
Net defined benefit liability (asset), ending balance	24,793	23,858	24,375
UK Pensions
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	1,104	(156)	(15)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(31)	3	0
Employer contributions	174	150	528
Exchange adjustments	0	0	0
Assets transferred on disposal of UK Gas Distribution	0	0	34
Net defined benefit liability (asset), ending balance	1,231	1,104	(156)
Actual return on plan assets	846	466	3,505
Expected contributions to plans in the following year	148	140	128
UK Pensions | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	15,330	15,489	19,401
Changes in net defined benefit liability (asset) [abstract]
Interest income	389	363	615
Return on plan assets in excess of interest	457	103	2,890
Administration costs	(6)	(6)	(11)
Employer contributions	174	150	528
Employee contributions	1	1	1
Benefits paid	(838)	(770)	(931)
Exchange adjustments	0	0	0
Assets transferred on disposal of UK Gas Distribution	0	0	(7,004)
Net defined benefit liability (asset), ending balance	15,507	15,330	15,489
US Pensions
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(552)	(728)	(1,009)
Changes in net defined benefit liability (asset) [abstract]
Interest income	21	27	43
Employer contributions	231	208	257
Exchange adjustments	(42)	75	(140)
Assets transferred on disposal of UK Gas Distribution	0	0	0
Net defined benefit liability (asset), ending balance	(509)	(552)	(728)
Actual return on plan assets	318	560	524
Expected contributions to plans in the following year	150	221	229
US Pensions | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	6,030	6,322	5,136
Changes in net defined benefit liability (asset) [abstract]
Interest income	256	246	242
Return on plan assets in excess of interest	62	314	282
Administration costs	(7)	(9)	(9)
Employer contributions	231	208	257
Employee contributions	0	0	0
Benefits paid	(398)	(362)	(349)
Exchange adjustments	472	(689)	763
Assets transferred on disposal of UK Gas Distribution	0	0	0
Net defined benefit liability (asset), ending balance	6,646	6,030	6,322
US other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(815)	(1,049)	(1,561)
Changes in net defined benefit liability (asset) [abstract]
Interest income	32	35	62
Employer contributions	14	117	288
Exchange adjustments	(59)	100	(205)
Assets transferred on disposal of UK Gas Distribution	0	0	0
Net defined benefit liability (asset), ending balance	(940)	(815)	(1,049)
Actual return on plan assets	75	252	257
Expected contributions to plans in the following year	9	2	134
US other post-retirement benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	2,498	2,564	1,897
Changes in net defined benefit liability (asset) [abstract]
Interest income	104	101	95
Return on plan assets in excess of interest	(29)	151	162
Administration costs	(1)	(1)	(1)
Employer contributions	14	117	288
Employee contributions	0	0	0
Benefits paid	(141)	(153)	(163)
Exchange adjustments	195	(281)	286
Assets transferred on disposal of UK Gas Distribution	0	0	0
Net defined benefit liability (asset), ending balance	£ 2,640	£ 2,498	£ 2,564